Securities Held to Maturity (Held-to-maturity Securities [Member])	12 Months Ended
Dec. 31, 2011
Held-to-maturity Securities [Member]
Securities Held to Maturity

Note 5 - Securities Held to Maturity

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

U.S. Government Agencies:
Due within one year	$3,315	$38	$—	$3,353
Due after ten years	3,000	12	—	3,012

	6,315	50	—	6,365

Residential mortgage-backed securities:
Due within one year	9	—	—	9
Due after one year through five years	1,325	32	3	1,354
Due after five years through ten years	37,034	417	44	37,407
Due after ten years	160,509	6,464	73	166,900

	198,877	6,913	120	205,670

Municipal Obligations:
Due after five to ten years	391	30	—	421
Due after ten years	979	59	—	1,038
Trust originated preferred security:
Due after ten years	403	6	—	409

	$206,965	$7,058	$120	$213,903

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage–backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. As of December 31, 2011 and December 31, 2010, all residential mortgage backed securities held in the portfolio were Government Sponsored Enterprise securities.

During the second quarter of 2011, management decided to sell its collateralized mortgage obligations that were issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities were classified as held to maturity, ASC 320 (formerly FAS 115) allows sales of securities so designated, provided that a substantial portion (at least 85%) of the principal balance has been amortized prior to the sale. During the year ended December 31, 2011, proceeds from sales of securities held to maturity totaled approximately $2,438,000 and resulted in gross gains of approximately $25,000 and gross losses of approximately $7,000.

There were no sales of securities held to maturity for the years ended December 31, 2010 and 2009.

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

U.S. Government Agencies:
Due after one through five years	$3,315	$180	$—	$3,495
Due after ten years	27,523	14	62	27,475

	30,838	194	62	30,970

Residential mortgage-backed securities:
Due within one year	6	—	—	6
Due after one year through five years	775	24	1	798
Due after five years through ten years	54,629	374	357	54,646
Due after ten years	71,545	1,552	493	72,604

	126,955	1,950	851	128,054

Subordinated notes:
Due within one year	6,000	—	—	6,000
Municipal Obligations:
Due after ten years	1,376	—	21	1,355
Trust originated preferred security:
Due after ten years	403	3	—	406

	$165,572	$2,147	$934	$166,785

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities held to maturity were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)

December 31, 2011:
Residential mortgage-backed securities	$16,949	$82	$5,942	$38	$22,891	$120

	$16,949	$82	$5,942	$38	$22,891	$120

	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)

December 31, 2010:
U.S. Government Agencies	$20,328	$62	$—	$—	$20,328	$62
Residential mortgage-backed securities	74,899	851	—	—	74,899	851
Municipal Obligations	1,355	21			1,355	21

	$96,582	$934	$—	$—	$96,582	$934

At December 31, 2011, management concluded that the unrealized losses above (which related to 47 mortgage-backed securities) are temporary in nature since they are related to interest rate fluctuations rather than any underlying credit quality of the issuers. Additionally, the Company has not decided to sell these securities and has concluded that it is unlikely it would be required to sell these securities prior to the anticipated recovery of the unrealized losses.